Share Appreciation Rights	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share Appreciation Rights
40.	SHARE APPRECIATION RIGHTS
The Group implemented a share appreciation rights plan for members of its management to provide incentives to these employees. Under this plan, share appreciation rights are granted in units with each unit representing one H share. No shares will be issued under the share appreciation rights plan. Upon exercise of the share appreciation rights, a recipient will receive, subject to any applicable withholding tax, a cash payment in RMB, translated from the Hong Kong dollar amount equal to the product of the number of share appreciation rights exercised and the difference between the exercise price and market price of the Company’s H shares at the date of exercise based on the applicable exchange rate between RMB and Hong Kong dollar at the date of the exercise. The Company recognizes compensation expense of the share appreciation rights over the applicable period.
In November 2018, the Company approved the granting of 2,394 million share appreciation right units to eligible employees. Under the terms of this grant, all share appreciation rights had a contractual life of five years from date of grant and an exercise price of HK$3.81 per unit. A recipient of share appreciation rights may exercise the rights in stages commencing November 2020. As of each of the third, fourth and fifth anniversary of the date of grant, the total number of share appreciation rights exercisable may not in aggregate exceed 33.3%, 66.7% and 100.0%, respectively, of the total share appreciation rights granted to such person.
During the year ended December 31, 201
8
and 201
9
, no share appreciation right units were exercised. For the year ended December 31, 2019, compensation expense of RMB136 was recognized by the Group in respect of share appreciation rights (2018: RMB 30).
As of December 31, 201
8
and 201
9
, the carrying amount of the liability arising from share appreciation rights were RMB30 and RMB166,

respectively.